Right of use assets:	12 Months Ended
Dec. 31, 2024
Right of use assets:
7.	Right of use assets:

	December 30,	December 31,
	2024	2023

Beginning Balance	$381	$343

Depreciation	(333)	(314)
New leases	353	352
Ending Balance	$401	$381

During the twelve months ended December 31, 2024, the Company extended the data storage lease by one year and extended and expanded the Jakarta office facility lease by two years. During the twelve months ended December 31, 2023, the Company executed a 3-year office facility lease in Colorado, extended the data storage lease by one year, and extended the Prague office facility lease by two years.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2024 and 2023	Page 15